SCHEDULE OF SEGMENT REPORTING CONSOLIDATED STATEMENTS OF OPERATIONS (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Segment Reporting [Abstract]
Professional and consulting fees	$ 1,222,673	$ 523,624	$ 1,586,680	$ 4,455,225
Legal and book-keeping services			347,835	1,134,778
Personnel and related taxes			443,672	10,951,854
Insurance	145,038	26,994	12,473	355,932
Marketing and advertisement			119,363	91,319
Other	296,028	117,886	165,675	983,720
Total	5,748,648	1,235,366	$ 2,675,698 [1]	$ 17,972,828 [1]
Legal fees	212,935	84,653
Payroll and related taxes	3,556,648	470,853
Marketing and events	$ 315,326	$ 11,356

[1]	Includes related party amounts of $143,057 and $797,019 for the year ended December 31, 2024, and from March 16, 2023 (inception) to December 31, 2023, respectively.